Capital Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Capital Lease
Capital Lease

Note 8 – Capital lease

On June 17, 2020, the Company entered into an agreement with a vendor to purchase equipment used in its spa operations. Pursuant to the agreement, the Company agreed to pay a total amount of $44,722 in 24 installments, or $1,819 per month plus tax. The outstanding balance of this capital lease was $34,987 as of March 31, 2021. Due to the discontinued operation, the Company returned equipment in the first quarter of 2021. The Company impaired $1,455 the asset down to the value of the liability.

On July 14, 2020, the Company entered into an agreement with a vendor to purchase equipment used in its spa operations. Pursuant to the agreement, the Company agreed to pay a total amount of $44,722 in 24 installments, or $1,819 per month plus tax. The outstanding balance of this capital lease was $31,457 as of March 31, 2021. Due to the discontinued operation, the Company returned equipment in the first quarter of 2021. The Company impaired $5,991 the asset down to the value of the liability.

Note 7 – Capital lease

On June 17, 2020, the Company entered into an agreement with a vendor to purchase equipment used in its spa operations. Pursuant to the agreement, the Company agreed to pay a total amount of $44,722 in 24 installments, or $1,819 per month plus tax. The outstanding balance of this capital lease was $34,987 as of December 31, 2020. Due to the discontinued operation, the Company returned equipment in the first quarter of 2021. The Company impaired $1,455 the asset down to the value of the liability.

On July 14, 2020, the Company entered into an agreement with a vendor to purchase equipment used in its spa operations. Pursuant to the agreement, the Company agreed to pay a total amount of $44,722 in 24 installments, or $1,819 per month plus tax. The outstanding balance of this capital lease was $31,457 as of December 31, 2020. Due to the discontinued operation, the Company returned equipment in the first quarter of 2021. The Company impaired $5,991 the asset down to the value of the liability.